Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 6.3%
iShares Core U.S. Aggregate Bond ETF	129,750	$15,335,153
iShares iBoxx High Yield Corporate Bond ETF	36,400	3,177,720
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,500	3,107,925
Total Exchange-Traded Funds
(Cost $21,492,291)		21,620,798
MONEY MARKET FUND† - 3.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	11,933,366	11,933,366
Total Money Market Fund
(Cost $11,933,366)		11,933,366

	Face Amount~
ASSET-BACKED SECURITIES†† - 31.6%
Collateralized Loan Obligations - 23.9%
Flagship CLO VIII Ltd.
2018-8A, 2.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	5,100,000	5,062,366
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	5,000,000	4,976,696
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	3,320,009	3,298,934
2017-5A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,618,482	1,596,508
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	4,467,805	4,441,859
Shackleton VIII CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	4,326,178	4,298,818
BXMT Ltd.
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,500,000	2,465,527
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[2,3]	1,750,000	1,752,422
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	3,500,000	3,500,000
Avery Point V CLO Ltd.
2017-5A, 1.72% (3 Month USD LIBOR + 1.50%, Rate Floor: 0.00%) due 07/17/26[2,3]	3,000,000	2,984,392
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	3,000,000	2,982,207
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	3,000,000	2,975,714
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	3,000,000	2,965,511
610 Funding CLO 3 Ltd.
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,495,416	2,492,594
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,500,000	2,470,999
Palmer Square Loan Funding Ltd.
2018-4A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 11/15/26[2,3]	1,607,972	1,606,452
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	707,010	706,171
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	2,000,000	1,986,814
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	1,952,299	1,950,907

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.6% (continued)
Collateralized Loan Obligations - 23.9% (continued)
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	1,769,238	$1,762,949
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	1,764,958	1,752,736
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	1,750,000	1,750,526
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,750,000	1,743,266
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	1,720,054	1,713,103
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	1,564,151	1,554,098
LoanCore Issuer Ltd.
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	997,620
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	547,323	546,782
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,500,000	1,500,000
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,500,000	1,497,034
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	1,467,605	1,463,437
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[2,3]	1,250,000	1,250,000
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,253,260	1,247,423
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,250,000	1,242,613
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,247,651	1,241,251
Oaktree CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/20/27[2,3]	1,250,000	1,223,144
Grand Avenue CRE Ltd.
2020-FL2, 2.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	999,904	1,008,722
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	840,577	839,758
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	809,299	808,913
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	746,150	745,139
Cent CLO Ltd.
2013-19A, 1.54% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	425,588	425,664
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	413,933	413,961

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 31.6% (continued)
Collateralized Loan Obligations - 23.9% (continued)
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	382,498	$381,939
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	300,000	298,985
BSPRT Issuer Ltd.
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	282,081	280,282
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	120,108	120,082
Babson CLO Limited
2017-IA, 1.37% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	14,548	14,547
Total Collateralized Loan Obligations		82,338,865
Financial - 3.5%
Station Place Securitization Trust
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,3,4	6,600,000	6,600,000
2020-14, 1.29% (1 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 03/10/21†††,2,3	3,000,000	3,000,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[2,3]	1,500,000	1,500,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,2,3	800,000	800,000
Total Financial		11,900,000
Transport-Aircraft - 1.3%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	2,192,562	2,084,038
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,815,215	1,714,869
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	901,857	873,097
Total Transport-Aircraft		4,672,004
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	3,494,914	3,522,786
Infrastructure - 1.0%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	3,300,000	3,457,193
Transport-Container - 0.9%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,508,333	2,508,365
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	482,542	496,355
Total Transport-Container		3,004,720
Total Asset-Backed Securities
(Cost $109,312,730)		108,895,568
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7%
Residential Mortgage Backed Securities - 21.1%
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	3,356,264	3,360,946
2020-1, 2.42% due 01/25/60[2,5]	2,235,382	2,277,027
2019-4, 2.64% due 11/25/59[2,5]	1,436,380	1,469,682
2019-4, 2.85% due 11/25/59[2,5]	880,097	900,017
CSMC Trust
2020-NQM1, 1.21% due 05/25/65[2,5]	2,981,614	2,990,712
2020-RPL5, 3.02% due 08/25/60[2]	1,715,408	1,720,294
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,550,000	2,560,773
2020-T3, 1.32% due 10/15/52[2]	1,750,000	1,754,347
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	2,023,399	2,121,262
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,775,026	1,894,777

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage Backed Securities - 21.1% (continued)
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	3,398,056	$3,413,049
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	2,966,695	2,884,145
2006-1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	525,524	521,774
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,570,060	1,643,452
2017-5, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,441,708	1,437,089
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,800,000	2,805,910
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,876,658	2,693,838
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	2,490,626	2,475,573
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	2,491,960	2,438,949
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	2,295,424	2,199,196
FKRT
2020-C2A, 3.25% due 12/30/23[4]	1,980,000	1,981,320
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	1,862,182	1,897,745
Countrywide Asset-Backed Certificates
2006-6, 0.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	1,780,635	1,765,089
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,4]	1,259,732	1,300,660
2019-RM3, 2.80% (WAC) due 06/25/69[3,4]	421,295	426,297
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	1,703,008	1,714,301
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	1,681,917	1,675,896
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	1,064,139	1,087,564
2019-1, 2.94% (WAC) due 06/25/49[2,3]	569,362	577,512
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	1,029,667	1,048,266
2019-2, 2.70% (WAC) due 09/25/59[2,3]	532,311	538,172
Banc of America Funding Trust
2015-R2, 0.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,600,000	1,552,509
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	880,599	884,792
2007-1, 1.60% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	601,967	605,358
Citigroup Mortgage Loan Trust
2007-WFH2, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	776,012	771,350

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 22.7% (continued)
Residential Mortgage Backed Securities - 21.1% (continued)
2019-IMC1, 2.72% (WAC) due 07/25/49[2,3]	560,615	$570,673
CSMC Series
2014-2R, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	869,486	852,118
2014-7R, 0.30% (WAC) due 10/27/36[2,3]	445,795	440,123
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,088,962	1,047,132
Alternative Loan Trust
2007-OA7, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	1,092,104	1,014,714
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	1,000,000	1,000,271
Morgan Stanley Home Equity Loan Trust
2006-2, 0.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[3]	915,051	905,404
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	881,818	902,541
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	910,774	830,444
Structured Asset Investment Loan Trust
2005-2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	417,695	415,918
2005-1, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	310,804	309,432
Nationstar Home Equity Loan Trust
2007-B, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	634,263	626,967
FBR Securitization Trust
2005-2, 0.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	537,255	536,031
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	506,003	511,200
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	457,925	458,898
Encore Credit Receivables Trust
2005-4, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[3]	400,730	400,535
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[3]	359,248	358,352
GSAMP Trust
2005-HE6, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[3]	284,676	283,903
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,3	74	74
Total Residential Mortgage Backed Securities		72,854,373
Commercial Mortgage Backed Securities - 1.6%
Citigroup Commercial Mortgage Trust
2018-C6, 0.78% (WAC) due 11/10/51[3,6]	48,889,565	2,510,401
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.64% (WAC) due 06/15/51[3,6]	49,537,340	1,656,311
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[3,6]	24,902,567	1,248,097
Total Commercial Mortgage Backed Securities		5,414,809
Total Collateralized Mortgage Obligations
(Cost $77,691,396)		78,269,182

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 17.5%
Government of Japan
(0.13%) due 01/06/21[8]	JPY 2,132,000,000	$20,647,822
(0.16%) due 01/12/21[8]	JPY 530,650,000	5,139,285
Province of Manitoba Canada
0.13% due 01/06/21[8]	CAD 11,550,000	9,079,955
0.15% due 01/20/21[8]	CAD 325,000	255,481
Republic of Portugal
(0.54%) due 01/15/21[8]	EUR 6,995,000	8,548,864
Kingdom of Spain
(0.55%) due 01/15/21[8]	EUR 5,710,000	6,978,909
Province of Nova Scotia
0.12% due 01/14/21[8]	CAD 4,125,000	3,242,744
Federative Republic of Brazil
due 04/01/21[7]	BRL 16,800,000	3,221,577
Kingdom of Sweden
(0.22%) due 01/20/21[8]	SEK 16,260,000	1,977,114
Province of Newfoundland
0.17% due 01/21/21[8]	CAD 1,000,000	786,081
Province of Ontario
0.13% due 01/20/21[8]	CAD 700,000	550,267
Province of Quebec
0.12% due 01/08/21[8]	CAD 75,000	58,960
Total Foreign Government Debt
(Cost $59,093,221)		60,487,059

CORPORATE BONDS†† - 17.0%
Financial - 5.7%
Australia & New Zealand Banking Group Ltd.
1.22% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	3,675,000	3,688,898
Wells Fargo & Co.
1.14% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	3,150,000	3,152,674
Sumitomo Mitsui Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	2,158,000	2,164,075
UBS Group AG
2.00% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	1,875,000	1,883,693
Santander UK plc
0.85% (3 Month USD LIBOR + 0.62%) due 06/01/21[3]	1,790,000	1,794,095
Intercontinental Exchange, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 06/15/23[3]	1,450,000	1,453,789
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,300,000	1,316,341
Goldman Sachs Group, Inc.
1.98% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,000,000	1,002,416
Standard Chartered plc
1.32% due 10/14/23[2,9]	900,000	909,000
Citigroup, Inc.
1.60% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	750,000	752,378
Svenska Handelsbanken AB
3.35% due 05/24/21	594,000	601,314
Mitsubishi UFJ Financial Group, Inc.
2.11% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	336,000	336,929
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	234,000	234,003
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	202,757
Total Financial		19,492,362
Consumer, Non-cyclical - 4.2%
General Mills, Inc.
0.77% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,650,000	3,655,223
Sysco Corp.
5.65% due 04/01/25	2,450,000	2,913,053
Zimmer Biomet Holdings, Inc.
0.99% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	2,000,000	2,000,000
CVS Health Corp.
0.95% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,500,000	1,501,737
AbbVie, Inc.
0.56% (3 Month USD LIBOR + 0.35%) due 05/21/21[3]	1,150,000	1,151,110
Global Payments, Inc.
3.80% due 04/01/21	1,100,000	1,106,054
Molina Healthcare, Inc.
5.38% due 11/15/22	800,000	847,000
Bunge Limited Finance Corp.
3.00% due 09/25/22	450,000	467,181
WEX, Inc.
4.75% due 02/01/23[2]	450,000	450,563
Spectrum Brands, Inc.
5.75% due 07/15/25	350,000	361,410
ADT Security Corp.
3.50% due 07/15/22	200,000	205,250
Total Consumer, Non-cyclical		14,658,581
Industrial - 2.4%
Boeing Co.
1.95% due 02/01/24	3,300,000	3,398,599
Siemens Financieringsmaatschappij N.V.
0.83% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	2,160,000	2,173,068
CNH Industrial Capital LLC
1.95% due 07/02/23	1,620,000	1,667,702
Ingram Micro, Inc.
5.00% due 08/10/22	545,000	562,286
Ryder System, Inc.
3.40% due 03/01/23	500,000	529,694

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 17.0% (continued)
Industrial - 2.4% (continued)
Tyco Electronics Group S.A.
4.88% due 01/15/21	40,000	$40,052
Total Industrial		8,371,401
Communications - 1.5%
ViacomCBS, Inc.
4.75% due 05/15/25	810,000	940,396
4.25% due 09/01/23	850,000	925,378
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	1,050,000	1,059,870
Level 3 Financing, Inc.
5.38% due 01/15/24	800,000	806,240
Netflix, Inc.
5.50% due 02/15/22	700,000	732,375
Videotron Ltd.
5.00% due 07/15/22	450,000	473,067
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	400,000	406,000
Total Communications		5,343,326
Energy - 1.3%
Phillips 66
0.90% due 02/15/24	1,700,000	1,704,117
0.83% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,100,000	1,100,127
Valero Energy Corp.
1.20% due 03/15/24	1,650,000	1,665,187
Marathon Petroleum Corp.
5.13% due 03/01/21	120,000	120,849
Total Energy		4,590,280
Technology - 0.7%
Microchip Technology, Inc.
2.67% due 09/01/23[2]	1,640,000	1,715,217
Infor, Inc.
1.45% due 07/15/23[2]	780,000	792,603
Total Technology		2,507,820
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	850,000	917,079
Carpenter Technology Corp.
4.45% due 03/01/23	700,000	733,053
Total Basic Materials		1,650,132
Utilities - 0.5%
Alexander Funding Trust
1.84% due 11/15/23[2]	1,550,000	1,567,643
Consumer, Cyclical - 0.2%
Marriott International, Inc.
0.88% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	600,000	600,227
Total Corporate Bonds
(Cost $57,820,557)		58,781,772
SENIOR FLOATING RATE INTERESTS††,3 - 1.1%
Technology - 0.3%
MACOM Technology Solutions Holdings, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	748,062	728,612
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	249,375	249,792
Total Technology		978,404
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	796,000	790,531
Financial - 0.2%
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	398,969	392,901
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	300,000	294,282
Total Financial		687,183
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	553,584	543,105
Industrial - 0.1%
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	448,800	443,549
Consumer, Non-cyclical - 0.1%
National Mentor Holdings, Inc.
4.25% due 03/09/26	174,[8]00	174,400
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	24,124	24,068
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	1,076	1,074
Total Consumer, Non-cyclical		199,542
Total Senior Floating Rate Interests
(Cost $3,613,468)		3,642,314
Total Investments - 99.7%
(Cost $340,957,029)	$343,630,059
Other Assets & Liabilities, net - 0.3%	1,148,447
Total Net Assets - 100.0%	$344,778,506

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating RateType	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$15,400,000	$(5,360)	$307	$(5,667)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Fixed Income Index Swap Agreements Sold Short††
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.55)% (1 Month USD LIBOR + 0.40%)	At Maturity	01/21/21	48,650	$5,749,944	$4,865
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.54)% (2 Month USD LIBOR + 0.36%)	At Maturity	01/21/21	26,950	3,185,221	(6,468)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.54)% (3 Month USD LIBOR + 0.40%)	At Maturity	01/20/21	26,500	3,132,035	(14,840)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.45)% (3 Month USD LIBOR + 0.24%)	At Maturity	01/20/21	27,650	3,267,953	(18,802)
Goldman Sachs International	iShares iBoxx High Yield Corporate Bond ETF	(0.50)% (1 Month USD LIBOR + 0.35%)	At Maturity	01/27/21	36,400	3,177,720	(37,492)
Goldman Sachs International	iShares iBoxx Investment Grade Corporate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.33%)	At Maturity	02/01/21	22,500	3,107,925	(99,000)

						$21,620,798	$(171,737)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	12,900,000	BRL	07/01/21	$3,090,112	$2,475,270	$614,842
Citibank N.A., New York	8,890,000	BRL	07/01/21	2,156,965	1,705,825	451,140
Citibank N.A., New York	559,279,500	JPY	07/01/21	5,506,996	5,428,667	78,329
Barclays Bank plc	518,259,000	JPY	07/01/21	5,095,457	5,030,500	64,957
Goldman Sachs International	860,000	BRL	07/01/21	201,476	165,018	36,458
Citibank N.A., New York	4,125,000	CAD	01/14/21	3,244,672	3,243,031	1,641
Citibank N.A., New York	1,000,000	CAD	01/21/21	786,536	786,219	317
BNP Paribas	700,000	CAD	01/20/21	550,511	550,350	161
Citibank N.A., New York	325,000	CAD	01/20/21	255,571	255,520	51
Citibank N.A., New York	279,500	JPY	01/04/21	2,728	2,707	21
Barclays Bank plc	75,000	CAD	01/08/21	58,977	58,962	15
Barclays Bank plc	259,000	JPY	01/04/21	2,523	2,508	15
Citibank N.A., New York	45	ILS	02/01/21	13	14	(1)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	5,144	(323)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	99,512	(5,679)
UBS AG	170,000,000	JPY	01/06/21	1,640,610	1,646,416	(5,806)

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Citibank N.A., New York	1,405,000	EUR	01/15/21	1,699,873	1,717,203	(17,330)
UBS AG	37,300,000	MXN	02/18/21	1,846,688	1,866,632	(19,944)
Goldman Sachs International	1,727,100	ILS	04/30/21	506,268	539,531	(33,263)
UBS AG	530,650,000	JPY	01/12/21	5,102,404	5,139,655	(37,251)
UBS AG	38,600,000	MXN	01/28/21	1,879,293	1,936,083	(56,790)
Goldman Sachs International	3,270,500	ILS	01/31/22	968,615	1,028,293	(59,678)
UBS AG	16,260,000	SEK	01/20/21	1,901,218	1,977,357	(76,139)
Bank of America, N.A.	4,696,500	ILS	04/30/21	1,390,766	1,467,147	(76,381)
JPMorgan Chase Bank, N.A.	4,110,000	CAD	01/27/21	3,153,981	3,231,465	(77,484)
Goldman Sachs International	16,800,000	BRL	04/01/21	3,152,857	3,232,804	(79,947)
JPMorgan Chase Bank, N.A.	97,670,000	MXN	01/14/21	4,825,521	4,906,744	(81,223)
Citibank N.A., New York	5,130,800	ILS	04/30/21	1,519,697	1,602,819	(83,122)
UBS AG	99,200,000	MXN	02/25/21	4,817,381	4,960,686	(143,305)
JPMorgan Chase Bank, N.A.	2,135,900	EUR	07/30/21	2,465,192	2,622,223	(157,031)
Goldman Sachs International	2,407,925	EUR	07/30/21	2,797,106	2,956,185	(159,079)
Citibank N.A., New York	1,962,000,000	JPY	01/06/21	18,646,078	19,001,574	(355,496)
Goldman Sachs International	18,462,217	ILS	02/01/21	5,395,595	5,755,573	(359,978)
Barclays Bank plc	11,550,000	CAD	01/06/21	8,707,846	9,080,095	(372,249)
JPMorgan Chase Bank, N.A.	11,300,000	EUR	01/15/21	13,380,512	13,810,959	(430,447)
						$(1,439,999)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	18,478,762	ILS	02/01/21	5,179,695	5,760,731	581,036
Goldman Sachs International	4,543,825	EUR	07/30/21	5,214,039	5,578,408	364,369
Goldman Sachs International	5,777,200	ILS	04/30/21	1,611,312	1,804,748	193,436
JPMorgan Chase Bank, N.A.	5,777,200	ILS	04/30/21	1,627,838	1,804,748	176,910
Goldman Sachs International	3,587,000	ILS	01/31/22	995,283	1,127,806	132,523
UBS AG	99,200,000	MXN	02/25/21	4,883,777	4,960,686	76,909
JPMorgan Chase Bank, N.A.	4,110,000	CAD	01/27/21	3,178,187	3,231,465	53,278
UBS AG	38,600,000	MXN	01/28/21	1,907,205	1,936,083	28,878
BNP Paribas	37,300,000	MXN	02/18/21	1,856,184	1,866,632	10,448
Citibank N.A., New York	15,062,000	BRL	07/01/21	2,888,504	2,890,117	1,613
JPMorgan Chase Bank, N.A.	538,500	JPY	01/04/21	5,228	5,215	(13)
UBS AG	97,670,000	MXN	01/14/21	4,910,930	4,906,744	(4,186)
JPMorgan Chase Bank, N.A.	7,588,000	BRL	07/01/21	1,470,543	1,455,996	(14,547)
JPMorgan Chase Bank, N.A.	1,077,538,500	JPY	07/01/21	10,521,295	10,459,167	(62,128)
						$1,538,526

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

[2]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $163,559,276 (cost $163,293,206), or 47.4% of total net assets.

[3]
Variable rate security.  Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $10,308,277 (cost $10,258,693), or 3.0% of total net assets — See Note 5.

[5]
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.

[6]	Security is an interest-only strip.
[7]	Zero coupon rate security.
[8]	Rate indicated is the effective yield at the time of purchase
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BofA — Bank of America
BRL — Brazilian Real
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
.	EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SEK — Swedish Krona
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$21,620,798	$—	$—	$21,620,798
Money Market Fund	11,933,366	—	—	11,933,366
Asset-Backed Securities	—	98,495,568	10,400,000	108,895,568
Collateralized Mortgage Obligations	—	78,269,108	74	78,269,182
Foreign Government Debt	—	60,487,059	—	60,487,059
Corporate Bonds	—	58,781,772	—	58,781,772
Senior Floating Rate Interests	—	3,642,314	—	3,642,314
Forward Foreign Currency Exchange Contracts**	—	2,867,347	—	2,867,347
Fixed Income Index Swap Agreements**	—	4,865	—	4,865
Total Assets	$33,554,164	$302,548,033	$10,400,074	$346,502,271

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$5,667	$—	$5,667
Forward Foreign Currency Exchange Contracts**	—	2,768,820	—	2,768,820
Fixed Income Index Swap Agreements**	—	176,602	—	176,602
Total Liabilities	$—	$2,951,089	$—	$2,951,089

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 the value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$6,600,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	3,800,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	74	Model Price	Purchase Price	—	—
Total Assets	$10,400,074

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets
	Asset-Backed Securities	Collateralized Mortgage Obligations	Total Assets
Beginning Balance	$7,400,000	$3,152,057	$10,552,057
Purchases/(Receipts)	3,800,000	81	3,800,081
(Sales, maturities and paydowns)/Fundings	(800,000)	(3,123,949)	(3,923,949)
Amortization of premiums/discounts	-	(3)	(3)
Total realized gains (losses) included in earnings	-	(2)	(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(28,110)	(28,110)
Ending Balance	$10,400,000	$74	$10,400,074
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$-	$-	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate(s)	Future Reset Date(s)
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
iShares Core U.S. Aggregate Bond ETF	65,000	$ 7,682,350
iShares iBoxx High Yield Corporate Bond ETF	35,200	3,072,960
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,700	2,997,421
Total Exchange-Traded Funds
(Cost $13,629,828)		13,752,731
MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	4,360,615	4,360,615
Total Money Market Fund
(Cost $4,360,615)		4,360,615

	Face Amount~
ASSET-BACKED SECURITIES†† - 36.8%
Collateralized Loan Obligations - 27.1%
610 Funding CLO 3 Ltd.
2018-3A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	3,000,000	2,962,419
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	2,055,048	2,052,725
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	4,250,000	4,230,192
Flagship CLO VIII Ltd.
2018-8A, 2.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	4,200,000	4,169,007
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	3,679,369	3,658,001
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	2,826,686	2,808,742
2017-5A, 1.66% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 11/21/27[2,3]	688,716	679,365
BXMT Ltd.
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	2,250,000	2,218,974
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[2,3]	1,250,000	1,251,730
Shackleton VIII CLO Ltd.
2017-8A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 10/20/27[2,3]	2,884,118	2,865,879
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	2,750,000	2,750,000
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	2,750,000	2,733,690
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	2,500,000	2,479,762
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	2,500,000	2,471,259
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	2,000,000	1,976,799
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	1,750,000	1,738,462
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	1,576,716	1,570,352
LoanCore Issuer Ltd.
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	1,000,000	997,620
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	547,323	546,782
Oaktree CLO Ltd.
2017-1A, 1.09% (3 Month USD LIBOR + 0.87%) due 10/20/27[2,3]	1,542,523	1,535,900

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.8% (continued)
Collateralized Loan Obligations - 27.1% (continued)
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	1,498,549	$1,488,172
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	1,467,605	1,463,437
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 1.77% (3 Month USD LIBOR + 1.55%, Rate Floor: 0.00%) due 11/15/29[2,3]	1,442,000	1,436,452
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	1,408,838	1,403,830
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	850,000	842,482
2017-3A, 1.15% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 12/31/27[2,3]	421,639	420,632
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	1,250,000	1,250,376
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,250,000	1,250,000
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	1,250,000	1,247,529
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	1,247,651	1,241,251
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	1,147,494	1,145,816
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	1,129,041	1,128,236
Halcyon Loan Advisors Funding Ltd.
2017-3A, 1.12% (3 Month USD LIBOR + 0.90%, Rate Floor: 0.00%) due 10/18/27[2,3]	1,030,459	1,025,659
Woodmont Trust
2020-7A, 2.13% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 01/15/32[2,3]	1,000,000	1,000,000
Voya CLO Ltd.
2020-1A, 1.30% (3 Month USD LIBOR + 1.06%, Rate Floor: 1.06%) due 04/15/31[2,3]	1,000,000	996,062
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	1,000,000	994,091
NewStar Fairfield Fund CLO Ltd.
2018-2A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 1.27%) due 04/20/30[2,3]	989,329	977,179
Jackson Mill CLO Ltd.
2018-1A, 2.09% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[2,3]	1,000,000	967,330
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	908,217	902,379
BSPRT Issuer Ltd.
2018-FL4, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	499,799	493,954
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	282,081	280,282
Grand Avenue CRE Ltd.
2020-FL2, 2.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	749,928	756,541

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.8% (continued)
Collateralized Loan Obligations - 27.1% (continued)
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	746,150	$745,139
Palmer Square Loan Funding Ltd.
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	707,010	706,171
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	674,416	674,094
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	672,462	671,806
Avery Point V CLO Ltd.
2017-5A, 1.20% (3 Month USD LIBOR + 0.98%, Rate Floor: 0.00%) due 07/17/26[2,3]	581,816	581,815
Dryden XXV Senior Loan Fund
2017-25A, 1.59% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	479,956	474,026
Steele Creek CLO Ltd.
2018-1RA, 0.86% (3 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 04/21/31[2,3]	380,000	379,474
Cent CLO Ltd.
2013-19A, 1.54% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	260,082	260,128
Golub Capital Partners CLO 17 Ltd.
2017-17A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 10/25/30[2,3]	250,000	249,154
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	206,967	206,981
Monroe Capital CLO Ltd.
2017-1A, 1.57% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/22/26[2,3]	156,741	156,709
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	102,949	102,928
Seneca Park CLO Limited
2017-1A, 1.34% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	14,874	14,870
Babson CLO Limited
2017-IA, 1.37% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	12,470	12,469
Total Collateralized Loan Obligations		73,645,114
Financial - 3.5%
Station Place Securitization Trust
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,3,4	5,250,000	5,250,000
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[2,3]	2,200,000	2,200,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[2,3]	1,300,000	1,300,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,2,3	650,000	650,000
Total Financial		9,400,000
Infrastructure - 1.7%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	2,600,000	2,723,849
SBA Tower Trust
2.33% due 01/15/28[2]	2,000,000	2,015,835
Total Infrastructure		4,739,684
Transport-Aircraft - 1.5%
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	1,827,135	1,736,699
AASET US Ltd.
2018-2A, 4.45% due 11/18/38[2]	1,599,118	1,510,718

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.8% (continued)
Transport-Aircraft - 1.5% (continued)
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	901,857	$873,096
Total Transport-Aircraft		4,120,513
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	2,746,004	2,767,903
Transport-Container - 1.0%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	2,150,000	2,150,027
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	434,288	446,720
Total Transport-Container		2,596,747
Collateralized Debt Obligations - 0.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	2,250,000	2,259,416
Whole Business - 0.2%
Domino’s Pizza Master Issuer LLC
2018-1A, 4.12% due 07/25/48[2]	488,750	513,227
Total Asset-Backed Securities
(Cost $100,431,704)		100,042,604
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.4%
Residential Mortgage Backed Securities - 25.2%
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	2,657,042	2,660,749
2020-1, 2.42% due 01/25/60[2,5]	1,862,819	1,897,522
2019-4, 2.64% due 11/25/59[2,5]	1,276,782	1,306,384
2019-4, 2.85% due 11/25/59[2,5]	880,097	900,017
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	1,703,915	1,786,326
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	1,492,635	1,593,335
2017-5A, 1.65% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 06/25/57[2,3]	618,657	625,995
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	1,305,792	1,366,831
2017-5, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	1,212,865	1,208,979
2017-6, 2.75% (WAC) due 10/25/57[2,3]	1,137,966	1,171,632
CSMC Trust
2020-NQM1, 1.21% due 05/25/65[2,5]	2,447,594	2,455,062
2020-RPL5, 3.02% due 08/25/60[2]	1,225,292	1,228,781
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	2,150,000	2,159,083
2020-T3, 1.32% due 10/15/52[2]	1,500,000	1,503,727
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	3,087,031	2,960,548
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	2,904,790	2,917,606
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	2,650,000	2,655,594
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	1,979,203	1,924,131
2006-1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	556,265	552,296
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	2,427,933	2,273,631
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	2,018,266	2,006,068
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	2,000,000	1,981,657

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.4% (continued)
Residential Mortgage Backed Securities - 25.2% (continued)
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	1,870,346	$1,791,938
Cascade Funding Mortgage Trust
2018-RM2, 4.00% (WAC) due 10/25/68[3,4]	1,259,732	1,300,660
2019-RM3, 2.80% (WAC) due 06/25/69[3,4]	421,295	426,297
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	1,655,273	1,686,884
Encore Credit Receivables Trust 2005-2
2005-2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Cap/Floor: 13.00%/0.74%) due 09/25/35[3]	1,586,835	1,581,704
FKRT
2020-C2A, 3.25% due 12/30/23[4]	1,580,000	1,581,053
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	1,588,624	1,554,830
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-R10, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	1,441,643	1,436,482
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	886,783	906,303
2019-1, 2.94% (WAC) due 06/25/49[2,3]	465,842	472,510
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	1,362,407	1,371,441
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	1,502,776	1,370,233
Banc of America Funding Trust
2015-R2, 0.41% (1 Month USD LIBOR + 0.26%, Rate Floor: 0.26%) due 04/29/37[2,3]	1,350,000	1,309,929
Nationstar Home Equity Loan Trust
2007-B, 0.37% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 04/25/37[3]	1,288,043	1,273,224
Countrywide Asset-Backed Certificates
2006-6, 0.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	1,081,100	1,071,661
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 1.09% (1 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 06/25/35[3]	1,000,000	995,899
CSMC Series
2014-2R, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	631,079	618,473
2014-7R, 0.30% (WAC) due 10/27/36[2,3]	382,110	377,249
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	552,717	555,349
2007-1, 1.60% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	317,364	319,151
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	842,455	857,672
Alternative Loan Trust
2007-OA7, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 05/25/47[3]	910,087	845,595
Citigroup Mortgage Loan Trust
2007-WFH2, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	776,012	771,350

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 27.4% (continued)
Residential Mortgage Backed Securities - 25.2% (continued)
Morgan Stanley Home Equity Loan Trust
2006-2, 0.71% (1 Month USD LIBOR + 0.56%, Rate Floor: 0.56%) due 02/25/36[3]	768,642	$760,539
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	750,000	750,203
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	721,488	738,443
FBR Securitization Trust
2005-2, 0.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	537,255	536,031
Deephaven Residential Mortgage Trust
2019-3A, 2.96% (WAC) due 07/25/59[2,3]	506,003	511,200
Structured Asset Investment Loan Trust
2005-2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	243,655	242,619
2005-1, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	176,122	175,345
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	377,115	377,916
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 0.65% (1 Month USD LIBOR + 0.50%, Rate Floor: 0.50%) due 12/25/35[3]	359,248	358,352
GSAMP Trust
2005-HE6, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[3]	226,166	225,552
Encore Credit Receivables Trust
2005-4, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[3]	205,025	204,925
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,3	98	98
Total Residential Mortgage Backed Securities		68,493,064
Commercial Mortgage Backed Securities - 2.2%
Morgan Stanley Capital I Trust
2018-H3, 0.83% (WAC) due 07/15/51[3,6]	55,255,495	2,646,119
Citigroup Commercial Mortgage Trust 2018-C6
2018-C6, 0.78% (WAC) due 11/10/51[3,6]	43,242,746	2,220,446
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.64% (WAC) due 06/15/51[3,6]	33,106,881	1,106,949
Total Commercial Mortgage Backed Securities		5,973,514
Total Collateralized Mortgage Obligations
(Cost $73,911,513)		74,466,578
CORPORATE BONDS†† - 21.4%
Financial - 8.8%
Wells Fargo & Co.
1.14% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	2,750,000	2,752,334
Mizuho Financial Group, Inc.
1.36% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	2,550,000	2,568,676
Sumitomo Mitsui Financial Group, Inc.
1.91% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,350,000	1,353,801
1.36% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,000,000	1,008,191
Australia & New Zealand Banking Group Ltd.
1.22% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	2,350,000	2,358,887
UBS Group AG
2.00% (3 Month USD LIBOR + 1.78%, Rate Floor: 0.00%) due 04/14/21[2,3]	2,250,000	2,260,432
Citizens Bank North America/Providence RI
1.04% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	2,150,000	2,167,264
Citigroup, Inc.
1.60% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	2,015,000	2,021,388

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.4% (continued)
Financial - 8.8% (continued)
Intercontinental Exchange, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 06/15/23[3]	1,350,000	$1,353,528
Goldman Sachs Group, Inc.
1.98% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	1,250,000	1,253,020
Aviation Capital Group LLC
2.88% due 01/20/22[2]	1,100,000	1,113,827
Credit Agricole Corporate & Investment Bank S.A.
0.62% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	950,000	951,008
Standard Chartered plc
1.32% due 10/14/23[2,9]	750,000	757,500
Svenska Handelsbanken AB
3.35% due 05/24/21	477,000	482,874
Mitsubishi UFJ Financial Group, Inc.
2.11% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	448,000	449,239
Iron Mountain, Inc.
5.00% due 07/15/28[2]	375,000	398,389
Marsh & McLennan Cos., Inc.
4.80% due 07/15/21	200,000	202,757
Nordea Bank Abp
1.16% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	200,000	201,705
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	192,000	192,002
Total Financial		23,846,822
Consumer, Non-cyclical - 4.2%
General Mills, Inc.
0.77% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	3,000,000	3,004,293
Sysco Corp.
5.65% due 04/01/25	2,250,000	2,675,253
Zimmer Biomet Holdings, Inc.
0.99% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	1,650,000	1,650,000
CVS Health Corp.
0.95% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	1,200,000	1,201,390
AbbVie, Inc.
0.56% (3 Month USD LIBOR + 0.35%) due 05/21/21[3]	950,000	950,916
Molina Healthcare, Inc.
5.38% due 11/15/22	650,000	688,188
Bunge Limited Finance Corp.
3.00% due 09/25/22	400,000	415,272
WEX, Inc.
4.75% due 02/01/23[2]	350,000	350,438
Spectrum Brands, Inc.
5.75% due 07/15/25	300,000	309,780
ADT Security Corp.
3.50% due 07/15/22	300,000	307,875
Total Consumer, Non-cyclical		11,553,405
Industrial - 2.8%
Boeing Co.
1.95% due 02/01/24	3,050,000	3,141,129
Siemens Financieringsmaatschappij N.V.
0.83% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	1,900,000	1,911,495
CNH Industrial Capital LLC
1.95% due 07/02/23	1,350,000	1,389,752
Ryder System, Inc.
3.75% due 06/09/23	700,000	753,423
Ingram Micro, Inc.
5.00% due 08/10/22	450,000	464,273
Total Industrial		7,660,072
Communications - 1.7%
ViacomCBS, Inc.
4.25% due 09/01/23	900,000	979,812
4.75% due 05/15/25	740,000	859,127
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	843,750	851,681
Level 3 Financing, Inc.
5.38% due 01/15/24	650,000	655,070
Netflix, Inc.
5.50% due 02/15/22	550,000	575,437
Videotron Ltd.
5.00% due 07/15/22	350,000	367,941
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	300,000	304,500
Total Communications		4,593,568
Energy - 1.7%
Phillips 66
0.83% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	1,850,000	1,850,213
0.90% due 02/15/24	1,350,000	1,353,270
Valero Energy Corp.
1.20% due 03/15/24	1,350,000	1,362,425
Total Energy		4,565,908
Technology - 1.0%
Infor, Inc.
1.45% due 07/15/23[2]	1,470,000	1,493,752
Microchip Technology, Inc.
2.67% due 09/01/23[2]	1,320,000	1,380,540
Total Technology		2,874,292
Basic Materials - 0.5%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	650,000	701,296

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 21.4% (continued)
Basic Materials - 0.5% (continued)
Carpenter Technology Corp.
4.45% due 03/01/23	550,000	$575,970
Total Basic Materials		1,277,266
Utilities - 0.5%
Alexander Funding Trust
1.84% due 11/15/23[2]	1,250,000	1,264,228
Consumer, Cyclical - 0.2%
Marriott International, Inc.
0.88% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	500,000	500,190
Total Corporate Bonds
(Cost $57,200,250)		58,135,751
FOREIGN GOVERNMENT DEBT†† - 6.9%
Government of Japan
(0.13%) due 01/06/21[7]	JPY 663,000,000	6,420,969
(0.16%) due 01/12/21[7]	JPY 286,100,000	2,770,846
(0.17%) due 01/25/21[7]	JPY 285,000,000	2,760,308
State of Israel
1.00% due 04/30/21[7]	ILS 8,790,000	2,746,957
Republic of Portugal
(0.53%) due 01/15/21[7]	EUR 1,140,000	1,393,239
United Mexican States
4.28% due 01/07/21[7]	MXN 27,500,000	1,381,801
Federative Republic of Brazil
due 04/01/21[8]	BRL 7,200,000	1,380,676
Total Foreign Government Debt
(Cost $18,484,266)		18,854,796
SENIOR FLOATING RATE INTERESTS††,3 - 1.1%
Technology - 0.3%
MACOM Technology Solutions Holdings, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	598,450	582,890
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	199,500	199,833
Total Technology		782,723
Consumer, Cyclical - 0.3%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	746,250	741,123
Financial - 0.2%
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	299,227	294,676
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	200,000	196,188
Total Financial		490,864
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	448,846	440,350
Industrial - 0.1%
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	349,067	344,983
Consumer, Non-cyclical - 0.0%
National Mentor Holdings, Inc.
due 03/09/26	131,100	130,799
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	18,093	18,051
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	807	806
Total Consumer, Non-cyclical		149,656
Total Senior Floating Rate Interests
(Cost $2,925,101)		2,949,699
Total Investments - 100.3%
(Cost $270,943,277)	$ 272,562,774
Other Assets & Liabilities, net - (0.3)%	(717,310)
Total Net Assets - 100.0%	$ 271,845,464

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value Premiums	Upfront Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$28,300,000	$(9,851)	$336	$(10,187)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.54)% (2 Month USD LIBOR + 0.36%)	At Maturity	01/21/21	21,550	$2,546,995	$(5,172)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.54)% (3 Month USD LIBOR + 0.40%)	At Maturity	01/20/21	21,300	2,517,447	(11,928)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.45)% (3 Month USD LIBOR + 0.24%)	At Maturity	01/20/21	22,150	2,617,908	(15,062)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.50)% (1 Month USD LIBOR + 0.35%)	At Maturity	01/27/21	35,200	3,072,960	(36,256)
Goldman Sachs International	iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.33%)	At Maturity	02/01/21	21,700	2,997,421	(95,480)

						$13,752,731	$(163,898)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	10,600,000	BRL	07/01/21	$2,539,015	$2,033,942	$505,073
Citibank N.A., New York	7,020,000	BRL	07/01/21	1,706,019	1,347,008	359,011
Citibank N.A., New York	782,391,000	JPY	07/01/21	7,703,883	7,594,307	109,576
Barclays Bank plc	432,216,000	JPY	07/01/21	4,249,494	4,195,321	54,173
Goldman Sachs International	430,000	BRL	07/01/21	100,738	82,509	18,229
Goldman Sachs International	27,500,000	MXN	01/07/21	1,387,697	1,382,650	5,047
Citibank N.A., New York	391,000	JPY	01/04/21	3,816	3,787	29
Barclays Bank plc	216,000	JPY	01/04/21	2,104	2,092	12
Citibank N.A., New York	45	ILS	02/01/21	13	14	(1)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	5,144	(323)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	99,512	(5,679)
UBS AG	285,000,000	JPY	01/25/21	2,753,030	2,760,877	(7,847)
UBS AG	286,100,000	JPY	01/12/21	2,750,962	2,771,046	(20,084)
UBS AG	54,550,000	MXN	02/18/21	2,700,718	2,729,886	(29,168)
JPMorgan Chase Bank, N.A.	1,760,000	CAD	01/27/21	1,350,609	1,383,790	(33,181)
Goldman Sachs International	7,200,000	BRL	04/01/21	1,351,225	1,385,488	(34,263)
JPMorgan Chase Bank, N.A.	1,140,000	EUR	01/15/21	1,349,515	1,393,318	(43,803)
Goldman Sachs International	2,426,500	ILS	01/31/22	718,461	762,927	(44,466)
Bank of America, N.A.	3,787,500	ILS	04/30/21	1,121,193	1,183,183	(61,990)
Citibank N.A., New York	4,454,100	ILS	04/30/21	1,317,858	1,391,423	(73,565)
JPMorgan Chase Bank, N.A.	1,158,625	EUR	07/30/21	1,337,250	1,422,432	(85,182)
Citibank N.A., New York	663,000,000	JPY	01/06/21	6,300,892	6,421,021	(120,129)

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Goldman Sachs International	10,918,100	ILS	04/30/21	3,215,859	3,410,722	(194,863)
Goldman Sachs International	23,942,656	ILS	02/01/21	6,971,705	7,464,093	(492,388)
						$(195,782)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	14,716,090	ILS	02/01/21	$4,125,021	$4,587,723	$462,702
Goldman Sachs International	5,140,900	ILS	04/30/21	1,433,843	1,605,974	172,131
JPMorgan Chase Bank, N.A.	5,140,900	ILS	04/30/21	1,448,549	1,605,974	157,425
UBS AG	9,243,111	ILS	02/01/21	2,763,120	2,881,528	118,408
Goldman Sachs International	1,157,500	EUR	07/30/21	1,311,656	1,421,051	109,395
Goldman Sachs International	2,743,000	ILS	01/31/22	761,099	862,440	101,341
Bank of America, N.A.	1,214,607,000	JPY	07/01/21	11,708,184	11,789,628	81,444
JPMorgan Chase Bank, N.A.	1,760,000	CAD	01/27/21	1,360,975	1,383,790	22,815
BNP Paribas	54,550,000	MXN	02/18/21	2,714,605	2,729,886	15,281
Citibank N.A., New York	12,003,000	BRL	07/01/21	2,301,867	2,303,152	1,285
Bank of America, N.A.	1,125	EUR	07/30/21	1,235	1,381	146
Bank of America, N.A.	607,000	JPY	01/04/21	5,818	5,879	61
JPMorgan Chase Bank, N.A.	6,047,000	BRL	07/01/21	1,171,900	1,160,307	(11,593)
						$1,230,841

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.
[2]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $148,856,677 (cost $148,606,384), or 54.8% of total net assets.

[3]
Variable rate security.  Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $8,558,010 (cost $8,508,446), or 3.1% of total net assets — See Note 5.

[5]
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.

[6]	Security is an interest-only strip.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

BRL — Brazilian Real
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
WAC — Weighted Average Coupon

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$13,752,731	$—	$—	$13,752,731
Money Market Fund	4,360,615	—	—	4,360,615
Asset-Backed Securities	—	94,142,604	5,900,000	100,042,604
Collateralized Mortgage Obligations	—	74,466,480	98	74,466,578
Corporate Bonds	—	58,135,751	—	58,135,751
Foreign Government Debt	—	18,854,796	—	18,854,796
Senior Floating Rate Interests	—	2,949,699	—	2,949,699
Forward Foreign Currency Exchange Contracts**	—	2,293,584	—	2,293,584
Total Assets	$18,113,346	$250,842,914	$5,900,098	$274,856,358

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$10,187	$—	$10,187
Forward Foreign Currency Exchange Contracts**	—	1,258,525	—	1,258,525
Fixed Income Index Swap Agreements**	—	163,898	—	163,898
Total Liabilities	$—	$1,432,610	$—	$1,432,610

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$5,250,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	650,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	98	Model Price	Purchase Price	—	—
Total Assets	$5,900,098

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets
	Asset-Backed Securities	Collaterized Mortgage Obligations	Total
Beginning Balance	$8,300,000	$2,511,798	$10,811,798
Purchases/(Receipts)	650,000	107	$650,107
(Sales, maturities and paydowns)/Fundings	(3,050,000)	(2,489,402)	$(5,539,402)
Amortization of discount/premiums	-	(3)	$(3)
Total realized gains or losses included in earnings	-	(2)	$(2)
Total change in unrealized appreciation (depreciation) included in earnings	-	(22,400)	$(22,400)
Transfers into Level 3	-	-	$-
Ending Balance	$5,900,000	$98	$5,900,098
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$-	$-	$-

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.85% due 11/25/59	3.85%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Shares	Value
EXCHANGE-TRADED FUNDS† - 5.1%
iShares Core U.S. Aggregate Bond ETF	30,300	$ 3,581,157
iShares iBoxx High Yield Corporate Bond ETF	16,400	1,431,720
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,100	1,395,113
Total Exchange-Traded Funds
(Cost $6,350,654)		6,407,990
MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 0.01%[1]	2,046,252	2,046,252
Total Money Market Fund
(Cost $2,046,252)		2,046,252

	Face Amount~
ASSET-BACKED SECURITIES†† - 40.6%
Collateralized Loan Obligations - 31.2%
Halcyon Loan Advisors Funding Ltd.
2017-1A, 1.14% (3 Month USD LIBOR + 0.92%, Rate Floor: 0.00%) due 04/20/27[2,3]	8,710,506	8,652,923
610 Funding CLO 3 Ltd.
2018-3A, 1.87% (3 Month USD LIBOR + 1.65%, Rate Floor: 0.00%) due 07/17/28[2,3]	1,000,000	987,473
2018-3A, 1.47% (3 Month USD LIBOR + 1.25%, Rate Floor: 0.00%) due 07/17/28[2,3]	880,735	879,739
Flagship CLO VIII Ltd.
2018-8A, 2.03% (3 Month USD LIBOR + 1.80%, Rate Floor: 0.00%) due 01/16/26[2,3]	1,800,000	1,786,717
Denali Capital CLO XI Ltd.
2018-1A, 1.35% (3 Month USD LIBOR + 1.13%, Rate Floor: 0.00%) due 10/20/28[2,3]	1,750,000	1,741,844
BXMT Ltd.
2020-FL2, 1.30% (1 Month USD LIBOR + 1.15%, Rate Floor: 1.15%) due 02/16/37[2,3]	1,000,000	986,211
2020-FL3, 1.90% (1 Month USD LIBOR + 1.75%, Rate Floor: 1.75%) due 03/15/37[2,3]	750,000	751,038
KVK CLO 2013-1 Ltd.
2017-1A, 1.68% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 01/14/28[2,3]	1,750,000	1,730,201
MP CLO VIII Ltd.
2018-2A, 1.13% (3 Month USD LIBOR + 0.91%, Rate Floor: 0.00%) due 10/28/27[2,3]	1,533,070	1,524,167
Dryden 33 Senior Loan Fund
2020-33A, 1.24% (3 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 04/15/29[2,3]	1,250,000	1,250,000
GPMT Ltd.
2019-FL2, 1.45% (1 Month USD LIBOR + 1.30%, Rate Floor: 1.30%) due 02/22/36[2,3]	1,250,000	1,242,586
Marathon CLO V Ltd.
2017-5A, 1.08% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 11/21/27[2,3]	1,104,625	1,097,613
Crown Point CLO III Ltd.
2017-3A, 1.69% (3 Month USD LIBOR + 1.45%, Rate Floor: 0.00%) due 12/31/27[2,3]	1,100,000	1,090,271
Cerberus Loan Funding XXX, LP
2020-3A, 2.07% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 01/15/33[2,3]	1,000,000	1,000,000
MidOcean Credit CLO VII
2020-7A, 1.28% (3 Month USD LIBOR + 1.04%, Rate Floor: 0.00%) due 07/15/29[2,3]	1,000,000	991,905
Golub Capital Partners CLO Ltd.
2018-36A, 1.53% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 02/05/31[2,3]	1,000,000	988,504
Shackleton CLO Ltd.
2018-6RA, 1.24% (3 Month USD LIBOR + 1.02%, Rate Floor: 1.02%) due 07/17/28[2,3]	978,403	975,625
Venture XII CLO Ltd.
2018-12A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 02/28/26[2,3]	882,989	877,313
Fortress Credit Opportunities XI CLO Ltd.
2018-11A, 1.54% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 04/15/31[2,3]	850,000	840,140

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 40.6% (continued)
Collateralized Loan Obligations - 31.2% (continued)
LoanCore Issuer Ltd.
2018-CRE1, 1.66% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/28[2,3]	500,000	$498,810
2018-CRE1, 1.29% (1 Month USD LIBOR + 1.13%, Rate Floor: 1.13%) due 05/15/28[2,3]	273,662	273,391
Venture XIV CLO Ltd.
2020-14A, 1.25% (3 Month USD LIBOR + 1.03%, Rate Floor: 1.03%) due 08/28/29[2,3]	750,000	745,055
Wind River CLO Ltd.
2017-2A, 1.11% (3 Month USD LIBOR + 0.87%, Rate Floor: 0.00%) due 10/15/27[2,3]	716,689	713,811
Palmer Square Loan Funding Ltd.
2019-3A, 1.07% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.85%) due 08/20/27[2,3]	707,010	706,171
Telos CLO Ltd.
2017-6A, 1.49% (3 Month USD LIBOR + 1.27%, Rate Floor: 0.00%) due 01/17/27[2,3]	635,085	634,633
Carlyle Global Market Strategies CLO Ltd.
2018-2A, 1.00% (3 Month USD LIBOR + 0.78%, Rate Floor: 0.00%) due 04/27/27[2,3]	599,420	595,269
Mountain View CLO Ltd.
2018-1A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.80%) due 10/15/26[2,3]	556,982	555,002
BSPRT Issuer Ltd.
2018-FL3, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 03/15/28[2,3]	282,081	280,282
2018-FL4, 1.21% (1 Month USD LIBOR + 1.05%, Rate Floor: 1.05%) due 09/15/35[2,3]	249,899	246,977
Owl Rock CLO IV Ltd.
2020-4A, 3.17% (3 Month USD LIBOR + 2.62%, Rate Floor: 2.62%) due 05/20/29[2,3]	500,000	500,150
GoldenTree Loan Management US CLO 1 Ltd.
2020-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.95%) due 04/20/29[2,3]	500,000	499,011
Wellfleet CLO Ltd.
2020-2A, 1.28% (3 Month USD LIBOR + 1.06%, Rate Floor: 0.00%) due 10/20/29[2,3]	500,000	497,045
Neuberger Berman CLO XVI-S Ltd.
2018-16SA, 1.09% (3 Month USD LIBOR + 0.85%, Rate Floor: 0.00%) due 01/15/28[2,3]	432,612	431,715
Newfleet CLO Ltd.
2018-1A, 1.17% (3 Month USD LIBOR + 0.95%, Rate Floor: 0.00%) due 04/20/28[2,3]	415,884	413,750
MidOcean Credit CLO IV
2018-4A, 1.04% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 04/15/27[2,3]	382,498	381,939
TICP CLO I Ltd.
2018-1A, 1.02% (3 Month USD LIBOR + 0.80%, Rate Floor: 0.00%) due 07/20/27[2,3]	373,075	372,569
NewStar Clarendon Fund CLO LLC
2019-1A, 1.52% (3 Month USD LIBOR + 1.30%, Rate Floor: 0.00%) due 01/25/27[2,3]	336,231	335,903
Mountain Hawk II CLO Ltd.
2018-2A, 1.82% (3 Month USD LIBOR + 1.60%, Rate Floor: 0.00%) due 07/20/24[2,3]	269,766	269,638
Grand Avenue CRE Ltd.
2020-FL2, 2.61% (1 Month USD LIBOR + 2.45%, Rate Floor: 2.45%) due 03/15/35[2,3]	249,976	252,181
Cent CLO Ltd.
2013-19A, 1.54% (3 Month USD LIBOR + 1.33%, Rate Floor: 0.00%) due 10/29/25[2,3]	236,438	236,480
ACIS CLO Ltd.
2015-6A, 1.80% (3 Month USD LIBOR + 1.59%, Rate Floor: 0.00%) due 05/01/27[2,3]	206,967	206,981

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 40.6% (continued)
Collateralized Loan Obligations - 31.2% (continued)
Dryden XXV Senior Loan Fund
2017-25A, 1.59% (3 Month USD LIBOR + 1.35%, Rate Floor: 0.00%) due 10/15/27[2,3]	153,341	$151,447
THL Credit Wind River CLO Ltd.
2019-1A, 1.12% (3 Month USD LIBOR + 0.88%, Rate Floor: 0.00%) due 01/15/26[2,3]	68,633	68,618
Seneca Park CLO Limited
2017-1A, 1.34% (3 Month USD LIBOR + 1.12%, Rate Floor: 0.00%) due 07/17/26[2,3]	38,673	38,661
Babson CLO Limited
2017-IA, 1.37% (3 Month USD LIBOR + 1.15%, Rate Floor: 0.00%) due 07/20/25[2,3]	4,849	4,849
Total Collateralized Loan Obligations		39,304,608
Financial - 3.5%
Station Place Securitization Trust
2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22†††,3,4	2,450,000	2,450,000
2020-16, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 12/22/21[2,3]	1,000,000	1,000,000
2020-17, 1.14% (1 Month USD LIBOR + 1.00%, Rate Floor: 1.00%) due 03/24/21[2,3]	700,000	700,000
Madison Avenue Secured Funding Trust Series
2020-1, 1.77% (1 Month USD LIBOR + 1.63%, Rate Floor: 0.00%) due 12/13/21†††,2,3	250,000	250,000
Total Financial		4,400,000
Infrastructure - 1.8%
VB-S1 Issuer LLC
2020-1A, 3.03% due 06/15/50[2]	1,250,000	1,309,543
SBA Tower Trust
2.33% due 01/15/28[2]	1,000,000	1,007,917
Total Infrastructure		2,317,460
Transport-Aircraft - 1.3%
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[2]	901,857	873,097
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[2]	730,854	694,679
Total Transport-Aircraft		1,567,776
Net Lease - 1.0%
Oak Street Investment Grade Net Lease Fund Series
2020-1A, 1.85% due 11/20/50[2]	1,248,183	1,258,138
Collateralized Debt Obligations - 1.0%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[2]	1,250,000	1,255,231
Transport-Container - 0.8%
Global SC Finance II SRL
2014-1A, 3.19% due 07/17/29[2]	806,250	806,260
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[2]	241,271	248,178
Total Transport-Container		1,054,438
Total Asset-Backed Securities
(Cost $51,216,744)		51,157,651
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4%
Residential Mortgage Backed Securities - 23.0%
Verus Securitization Trust
2020-5, 1.22% due 05/25/65[2,5]	1,258,599	1,260,355
2020-1, 2.42% due 01/25/60[2,5]	745,127	759,009
2019-4, 2.64% due 11/25/59[2,5]	638,391	653,192
CSMC Trust
2020-NQM1, 1.21% due 05/25/65[2,5]	1,157,044	1,160,575
2020-RPL5, 3.02% due 08/25/60[2]	735,175	737,269
NRZ Advance Receivables Trust
2020-T2, 1.48% due 09/15/53[2]	1,000,000	1,004,225
2020-T3, 1.32% due 10/15/52[2]	750,000	751,863

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4% (continued)
Residential Mortgage Backed Securities - 23.0% (continued)
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 11/25/36[3]	1,810,654	$1,734,574
New Residential Mortgage Loan Trust
2018-2A, 3.50% (WAC) due 02/25/58[2,3]	692,215	725,695
2019-1A, 3.50% (WAC) due 10/25/59[2,3]	605,122	645,947
Soundview Home Loan Trust
2006-OPT5, 0.29% (1 Month USD LIBOR + 0.14%, Rate Floor: 0.14%) due 07/25/36[3]	903,091	877,962
2006-1, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.60%) due 02/25/36[3]	380,603	377,887
Ocwen Master Advance Receivables Trust
2020-T1, 1.28% due 08/15/52[2]	1,250,000	1,252,639
CIM Trust
2018-R4, 4.07% (WAC) due 12/26/57[2,3]	1,150,955	1,156,033
Towd Point Mortgage Trust
2018-2, 3.25% (WAC) due 03/25/58[2,3]	544,080	569,513
2017-5, 0.75% (1 Month USD LIBOR + 0.60%, Rate Floor: 0.00%) due 02/25/57[2,3]	503,454	501,840
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 10/25/35[3]	1,000,000	990,828
Home Equity Loan Trust
2007-FRE1, 0.34% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[3]	999,818	936,277
Starwood Mortgage Residential Trust
2020-1, 2.28% (WAC) due 02/25/50[2,3]	709,426	725,042
2019-1, 2.94% (WAC) due 06/25/49[2,3]	181,161	183,754
CSMC Series
2014-2R, 0.35% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/27/46[2,3]	532,911	522,266
2014-7R, 0.30% (WAC) due 10/27/36[2,3]	369,373	364,674
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 0.72% (1 Month USD LIBOR + 0.57%, Rate Floor: 0.57%) due 12/25/35[3]	858,837	853,646
Residential Mortgage Loan Trust
2020-1, 2.38% (WAC) due 02/25/24[2,3]	827,637	843,442
Ameriquest Mortgage Securities Incorporated Asset-Backed Pass-Through Ctfs Series
2005-R10, 0.79% (1 Month USD LIBOR + 0.65%, Rate Floor: 0.65%) due 01/25/36[3]	800,913	798,045
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 0.78% (1 Month USD LIBOR + 0.63%, Rate Floor: 0.63%) due 11/25/37[3]	778,737	762,171
FKRT
2020-C2A, 3.25% due 12/30/23[4]	740,000	740,493
NovaStar Mortgage Funding Trust Series
2007-2, 0.35% (1 Month USD LIBOR + 0.20%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37[3]	731,135	700,485
Countrywide Asset-Backed Certificates
2006-6, 0.49% (1 Month USD LIBOR + 0.34%, Rate Floor: 0.34%) due 09/25/36[3]	699,535	693,428
Legacy Mortgage Asset Trust
2018-GS3, 4.00% due 06/25/58[2,5]	681,204	685,721
HarborView Mortgage Loan Trust
2006-14, 0.30% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/47[3]	751,388	685,117

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 24.4% (continued)
Residential Mortgage Backed Securities - 23.0% (continued)
FBR Securitization Trust
2005-2, 0.90% (1 Month USD LIBOR + 0.75%, Rate Cap/Floor: 14.00%/0.75%) due 09/25/35[3]	537,255	$536,031
CIT Mortgage Loan Trust
2007-1, 1.50% (1 Month USD LIBOR + 1.35%, Rate Floor: 1.35%) due 10/25/37[2,3]	421,564	423,571
2007-1, 1.60% (1 Month USD LIBOR + 1.45%, Rate Floor: 1.45%) due 10/25/37[2,3]	102,375	102,952
BRAVO Residential Funding Trust
2019-NQM1, 2.67% (WAC) due 07/25/59[2,3]	480,992	492,295
Cascade Funding Mortgage Trust
2019-RM3, 2.80% (WAC) due 06/25/69[3,4]	421,295	426,297
Structured Asset Investment Loan Trust
2005-2, 0.88% (1 Month USD LIBOR + 0.74%, Rate Floor: 0.74%) due 03/25/35[3]	243,655	242,619
2005-1, 0.87% (1 Month USD LIBOR + 0.72%, Rate Floor: 0.72%) due 02/25/35[2,3]	165,762	165,030
Citigroup Mortgage Loan Trust
2007-WFH2, 0.55% (1 Month USD LIBOR + 0.40%, Rate Floor: 0.40%) due 03/25/37[3]	388,006	385,675
New Residential Advance Receivables Trust Advance Receivables Backed Notes
2020-APT1, 1.04% due 12/16/52[2]	350,000	350,095
GS Mortgage-Backed Securities Trust
2020-NQM1, 1.38% (WAC) due 09/27/60[2,3]	346,749	348,584
Homeward Opportunities Fund I Trust
2019-3, 2.68% (WAC) due 11/25/59[2,3]	312,020	317,656
Encore Credit Receivables Trust
2005-4, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 01/25/36[3]	205,025	204,925
GSAMP Trust
2005-HE6, 0.81% (1 Month USD LIBOR + 0.66%, Rate Floor: 0.66%) due 11/25/35[3]	195,715	195,183
Nationstar HECM Loan Trust
2019-2A, 2.27% (WAC) due 11/25/29[2,3]	161,621	161,964
GreenPoint Mortgage Funding Trust
2007-AR1, 0.23% (1 Month USD LIBOR + 0.08%, Rate Floor: 0.08%) due 02/25/47†††,3	74	74
Total Residential Mortgage Backed Securities		29,006,918
Commercial Mortgage Backed Securities - 1.4%
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.11% (WAC) due 02/15/50[3,6]	23,607,647	1,200,640
BENCHMARK Mortgage Trust
2019-B14, 0.79% (WAC) due 12/15/62[3,6]	9,961,027	499,239
Total Commercial Mortgage Backed Securities		1,699,879
Total Collateralized Mortgage Obligations
(Cost $30,575,595)		30,706,797
CORPORATE BONDS†† - 20.9%
Financial - 8.0%
Barclays Bank plc
1.70% due 05/12/22	1,200,000	1,221,222
Sumitomo Mitsui Financial Group, Inc.
1.36% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	1,100,000	1,109,010
Australia & New Zealand Banking Group Ltd.
1.22% (3 Month USD LIBOR + 0.99%) due 06/01/21[2,3]	1,100,000	1,104,160
Wells Fargo & Co.
1.14% (3 Month USD LIBOR + 0.93%) due 02/11/22[3]	1,100,000	1,100,934
Citizens Bank North America/Providence RI
1.04% (3 Month USD LIBOR + 0.81%) due 05/26/22[3]	1,000,000	1,008,030
Goldman Sachs Group, Inc.
1.98% (3 Month USD LIBOR + 1.77%) due 02/25/21[3]	800,000	801,933
Mizuho Financial Group, Inc.
1.36% (3 Month USD LIBOR + 1.14%) due 09/13/21[3]	650,000	654,761

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 20.9% (continued)
Financial - 8.0% (continued)
Intercontinental Exchange, Inc.
0.87% (3 Month USD LIBOR + 0.65%) due 06/15/23[3]	650,000	$651,698
Aviation Capital Group LLC
2.88% due 01/20/22[2]	450,000	455,657
Credit Agricole Corporate & Investment Bank S.A.
0.62% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 05/03/21[2,3]	375,000	375,398
Standard Chartered plc
1.32% due 10/14/23[2,9]	350,000	353,500
Svenska Handelsbanken AB
3.35% due 05/24/21	250,000	253,078
Nordea Bank Abp
1.16% (3 Month USD LIBOR + 0.94%) due 08/30/23[2,3]	250,000	252,131
Mitsubishi UFJ Financial Group, Inc.
2.11% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	247,000	247,683
Citigroup, Inc.
1.60% (3 Month USD LIBOR + 1.38%) due 03/30/21[3]	200,000	200,634
Iron Mountain, Inc.
5.00% due 07/15/28[2]	175,000	185,915
Assurant, Inc.
1.50% (3 Month USD LIBOR + 1.25%) due 03/26/21[3]	84,000	84,001
Total Financial		10,059,745
Consumer, Non-cyclical - 4.9%
Cigna Corp.
0.88% (3 Month USD LIBOR + 0.65%) due 09/17/21[3]	1,300,000	1,300,205
General Mills, Inc.
0.77% (3 Month USD LIBOR + 0.54%) due 04/16/21[3]	1,250,000	1,251,789
Sysco Corp.
5.65% due 04/01/25	900,000	1,070,101
Zimmer Biomet Holdings, Inc.
0.99% (3 Month USD LIBOR + 0.75%) due 03/19/21[3]	700,000	700,000
CVS Health Corp.
0.95% (3 Month USD LIBOR + 0.72%) due 03/09/21[3]	500,000	500,579
AbbVie, Inc.
0.56% (3 Month USD LIBOR + 0.35%) due 05/21/21[3]	380,000	380,367
Molina Healthcare, Inc.
5.38% due 11/15/22	300,000	317,625
Bunge Limited Finance Corp.
3.00% due 09/25/22	200,000	207,636
Spectrum Brands, Inc.
5.75% due 07/15/25	150,000	154,890
WEX, Inc.
4.75% due 02/01/23[2]	150,000	150,188
ADT Security Corp.
3.50% due 07/15/22	125,000	128,281
Total Consumer, Non-cyclical		6,161,661
Industrial - 2.5%
Boeing Co.
1.95% due 02/01/24	1,200,000	1,235,854
Siemens Financieringsmaatschappij N.V.
0.83% (3 Month USD LIBOR + 0.61%) due 03/16/22[2,3]	760,000	764,598
CNH Industrial Capital LLC
1.95% due 07/02/23	630,000	648,551
Ryder System, Inc.
3.75% due 06/09/23	300,000	322,896
Ingram Micro, Inc.
5.00% due 08/10/22	200,000	206,343
Total Industrial		3,178,242
Communications - 1.7%
ViacomCBS, Inc.
4.25% due 09/01/23	450,000	489,906
4.75% due 05/15/25	300,000	348,295
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[2]	393,750	397,451
Level 3 Financing, Inc.
5.38% due 01/15/24	300,000	302,340
Netflix, Inc.
5.50% due 02/15/22	250,000	261,562
Videotron Ltd.
5.00% due 07/15/22	150,000	157,689
Sirius XM Radio, Inc.
3.88% due 08/01/22[2]	150,000	152,250
Total Communications		2,109,493
Energy - 1.7%
Phillips 66
0.83% (3 Month USD LIBOR + 0.60%) due 02/26/21[3]	800,000	800,092
0.90% due 02/15/24	650,000	651,574
Valero Energy Corp.
1.20% due 03/15/24	650,000	655,983
Total Energy		2,107,649
Technology - 1.1%
Infor, Inc.
1.45% due 07/15/23[2]	690,000	701,148
Microchip Technology, Inc.
2.67% due 09/01/23[2]	620,000	648,436
Total Technology		1,349,584
Utilities - 0.5%
Alexander Funding Trust
1.84% due 11/15/23[2]	600,000	606,830
Basic Materials - 0.4%
Reliance Steel & Aluminum Co.
4.50% due 04/15/23	300,000	323,675

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

	Face Amount~	Value
CORPORATE BONDS†† - 20.9% (continued)
Basic Materials - 0.4% (continued)
Carpenter Technology Corp.
4.45% due 03/01/23	250,000	$261,804
Total Basic Materials		585,479
Consumer, Cyclical - 0.1%
Marriott International, Inc.
0.88% (3 Month USD LIBOR + 0.65%) due 03/08/21[3]	200,000	200,076
Total Corporate Bonds
(Cost $25,944,426)		26,358,759
FOREIGN GOVERNMENT DEBT†† - 6.6%
Government of Japan
(0.13%) due 01/06/21[7]	JPY 190,000,000	1,840,097
(0.16%) due 01/12/21[7]	JPY 130,200,000	1,260,972
(0.17%) due 01/25/21[7]	JPY 129,500,000	1,254,245
Kingdom of Spain
(0.55%) due 01/15/21[7]	EUR 2,140,000	2,615,563
Kingdom of Sweden
(0.22%) due 01/20/21[7]	SEK 5,990,000	728,347
Federative Republic of Brazil
due 04/01/21[8]	BRL 3,400,000	651,986
Total Foreign Government Debt
(Cost $8,182,942)		8,351,210
SENIOR FLOATING RATE INTERESTS††,3 - 1.1%
Technology - 0.3%
MACOM Technology Solutions Holdings, Inc.
2.40% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/17/24	299,225	291,445
Ascend Learning LLC
4.75% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/12/24	99,750	99,917
Total Technology		391,362
Consumer, Cyclical - 0.2%
Samsonite IP Holdings SARL
5.50% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 04/25/25	298,500	296,449
Financial - 0.2%
USI, Inc.
3.25% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 05/16/24	149,613	147,338
HUB International Ltd.
2.96% (3 Month USD LIBOR + 2.75%, Rate Floor: 2.75%) due 04/25/25	100,000	98,094
Total Financial		245,432
Basic Materials - 0.2%
Invictus MD Strategies Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	199,487	195,711
Industrial - 0.1%
Filtration Group Corp.
3.15% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/31/25	149,600	147,850
Consumer, Non-cyclical - 0.1%
National Mentor Holdings, Inc.
4.25% due 03/09/26	87,400	87,200
Civitas Solutions, Inc.
4.43% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	12,062	12,034
4.51% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 03/09/26	538	537
Total Consumer, Non-cyclical		99,771
Total Senior Floating Rate Interests
(Cost $1,365,878)	1,376,575
Total Investments - 100.3%
(Cost $125,682,491)	$126,405,234
Other Assets & Liabilities, net - (0.3)%	(396,000)
Total Net Assets - 100.0%	$126,009,234

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation**
BofA Securities, Inc.	CME	Receive	3-Month USD LIBOR	0.24%	Quarterly	09/22/23	$9,700,000	$(3,376)	$294	$(3,670)

Total Return Swap Agreements
Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short††
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.54)% (2 Month USD LIBOR + 0.36%)	At Maturity	01/21/21	9,800	$1,158,262	$(2,352)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Counterparty	Index	Financing Rate Receive	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Fixed Income Index Swap Agreements Sold Short†† (continued)
BNP Paribas	iShares Core U.S. Aggregate Bond ETF	(0.54)% (3 Month USD LIBOR + 0.40%)	At Maturity	01/20/21	10,200	$1,205,538	$(5,712)
JPMorgan Chase Bank, N.A.	iShares Core U.S. Aggregate Bond ETF	(0.45)% (3 Month USD LIBOR + 0.24%)	At Maturity	01/20/21	10,300	1,217,357	(7,004)
Goldman Sachs International	iShares iBoxx $ High Yield Corporate Bond ETF	(0.50)% (1 Month USD LIBOR + 0.35%)	At Maturity	01/27/21	16,400	1,431,720	(16,892)
Goldman Sachs International	iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.47)% (1 Month USD LIBOR + 0.33%)	At Maturity	02/01/21	10,100	1,395,113	(44,440)

						$6,407,990	$(76,400)

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	3,100,000	BRL	07/01/21	$742,782	$594,832	$147,950
Citibank N.A., New York	2,380,000	BRL	07/01/21	581,469	456,677	124,792
Citibank N.A., New York	188,094,000	JPY	07/01/21	1,852,084	1,825,741	26,343
Barclays Bank plc	174,087,000	JPY	07/01/21	1,711,602	1,689,782	21,820
Goldman Sachs International	430,000	BRL	07/01/21	100,738	82,509	18,229
Citibank N.A., New York	94,000	JPY	01/04/21	917	910	7
Barclays Bank plc	87,000	JPY	01/04/21	848	843	5
Citibank N.A., New York	45	ILS	02/01/21	13	14	(1)
Bank of America, N.A.	16,500	ILS	02/01/21	4,821	5,144	(323)
UBS AG	129,500,000	JPY	01/25/21	1,250,938	1,254,504	(3,566)
Bank of America, N.A.	316,500	ILS	01/31/22	93,833	99,512	(5,679)
Citibank N.A., New York	343,400	ILS	04/30/21	100,306	107,275	(6,969)
UBS AG	130,200,000	JPY	01/12/21	1,251,924	1,261,063	(9,139)
UBS AG	25,300,000	MXN	02/18/21	1,252,579	1,266,107	(13,528)
Goldman Sachs International	833,450	ILS	01/31/22	247,087	262,049	(14,962)
Goldman Sachs International	3,400,000	BRL	04/01/21	638,078	654,258	(16,180)
Bank of America, N.A.	1,313,000	ILS	04/30/21	389,383	410,170	(20,787)
UBS AG	14,200,000	MXN	01/28/21	691,346	712,238	(20,892)
UBS AG	5,990,000	SEK	01/20/21	700,387	728,436	(28,049)
Citibank N.A., New York	190,000,000	JPY	01/06/21	1,805,686	1,840,112	(34,426)
UBS AG	37,200,000	MXN	02/25/21	1,806,518	1,860,257	(53,739)
JPMorgan Chase Bank, N.A.	2,140,000	EUR	01/15/21	2,534,702	2,615,527	(80,825)
Goldman Sachs International	5,868,100	ILS	04/30/21	1,726,918	1,833,145	(106,227)
Goldman Sachs International	10,282,649	ILS	02/01/21	2,993,015	3,205,603	(212,588)
						$(288,734)

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

Forward Foreign Currency Exchange Contracts††
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2020	Unrealized Appreciation (Depreciation)
Goldman Sachs International	5,939,444	ILS	02/01/21	$1,664,860	$1,851,615	$186,755
JPMorgan Chase Bank, N.A.	5,832,750	ILS	04/30/21	1,761,505	1,822,101	60,596
Goldman Sachs International	1,691,750	ILS	04/30/21	471,844	528,488	56,644
UBS AG	4,359,749	ILS	02/01/21	1,303,297	1,359,147	55,850
Goldman Sachs International	1,149,950	ILS	01/31/22	319,076	361,561	42,485
UBS AG	37,200,000	MXN	02/25/21	1,831,416	1,860,257	28,841
Bank of America, N.A.	362,181,000	JPY	07/01/21	3,491,237	3,515,523	24,286
UBS AG	14,200,000	MXN	01/28/21	701,614	712,238	10,624
BNP Paribas	25,300,000	MXN	02/18/21	1,259,020	1,266,107	7,087
Citibank N.A., New York	3,930,000	BRL	07/01/21	753,674	754,094	420
Bank of America, N.A.	181,000	JPY	01/04/21	1,735	1,753	18
JPMorgan Chase Bank, N.A.	1,980,000	BRL	07/01/21	383,721	379,925	(3,796)
						$469,810

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Rate indicated is the 7-day yield as of December 31, 2020.
[2]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $71,720,513 (cost $71,506,042), or 56.9% of total net assets.

[3]
Variable rate security.  Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[4]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,616,790 (cost $3,611,676), or 2.9% of total net assets — See Note 5.

[5]
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at December 31, 2020. See table below for additional step information for each security.

[6]	Security is an interest-only strip.
[7]	Rate indicated is the effective yield at the time of purchase.
[8]	Zero coupon rate security.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
BofA — Bank of America
BRL — Brazilian Real
CME — Chicago Mercantile Exchange
EUR — Euro
ILS — Israeli New Shekel
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SEK — Swedish Krona
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2020

The following table summarizes the inputs used to value the Fund’s investments at December 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$6,407,990	$—	$—	$6,407,990
Money Market Fund	2,046,252	—	—	2,046,252
Asset-Backed Securities	—	48,457,651	2,700,000	51,157,651
Collateralized Mortgage Obligations	—	30,706,723	74	30,706,797
Corporate Bonds	—	26,358,759	—	26,358,759
Foreign Government Debt	—	8,351,210	—	8,351,210
Senior Floating Rate Interests	—	1,376,575	—	1,376,575
Forward Foreign Currency Exchange Contracts**	—	812,752	—	812,752
Total Assets	$8,454,242	$116,063,670	$2,700,074	$127,217,986

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swap Agreements**	$—	$3,670	$—	$3,670
Forward Foreign Currency Exchange Contracts**	—	631,676	—	631,676
Fixed Income Index Swap Agreements**	—	76,400	—	76,400
Total Liabilities	$—	$711,746	$—	$711,746

** This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets categorized within Level 3 of the value hierarchy:

Category	Ending Balance at December 31, 2020	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$2,450,000	Option Adjusted Spread off the prior month end broker quote	Broker Quote	—	—
Asset-Backed Securities	250,000	Model Price	Purchase Price	—	—
Collateralized Mortgage Obligations	74	Model Price	Purchase Price	—	—
Total Assets	$2,700,074
* Inputs are weighted by the fair value of the instruments.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2020:

	Assets
	Asset-Backed Securities	Collaterized Mortgage Obligations	Total
Beginning Balance	$3,800,000	$1,182,023	$4,982,023
Purchases/(Receipts)	250,000	80	$250,080
(Sales, maturities and paydowns)/Fundings	(1,350,000)	(1,171,487)	$(2,521,487)
Amortization of discount/premiums	-	-	$-
Total realized gains or losses included in earnings	-	-	$-
Total change in unrealized appreciation (depreciation) included in earnings	-	(10,542)	$(10,542)
Transfers into Level 3	-	-	$-
Ending Balance	$2,700,000	$74	$2,700,074
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at December 31, 2020	$-	$-	$-

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
CSMC Trust 2020-NQM1, 1.21% due 05/25/65	2.21%	09/26/24	—	—
Legacy Mortgage Asset Trust 2018-GS3, 4.00% due 06/25/58	7.00%	07/25/21	8.00%	07/26/22
Verus Securitization Trust 2020-1, 2.42% due 01/25/60	3.42%	01/26/24	—	—
Verus Securitization Trust 2019-4, 2.64% due 11/25/59	3.64%	10/26/23	—	—
Verus Securitization Trust 2020-5, 1.22% due 05/25/65	2.22%	10/26/24	—	—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies
Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company.  The Trust may issue an unlimited number of authorized shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Guggenheim Strategy Fund II	Diversified
Guggenheim Strategy Fund III	Diversified
Guggenheim Variable Insurance Strategy Fund III	Diversified

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

For information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their Net Asset Value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service that uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

The values of swap agreements entered into by a fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index or other underlying position that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a fund is accounted for using the unrealized appreciation or depreciation on the agreements that is determined using the previous day’s Chicago Mercantile Exchange close price, adjusted for the current day’s spreads.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the
Valuation Procedures, the Valuation Committee and GI are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Derivatives
As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The Funds utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

 Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a fund utilizing centrally cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing a total return swap, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

At December 31, 2020, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Guggenheim Strategy Fund II	$340,957,029	$6,548,631	$(3,954,478)	$2,594,153
Guggenheim Strategy Fund III	270,943,277	4,922,369	(2,441,898)	2,480,471
Guggenheim Variable Insurance Strategy Fund III	125,682,491	1,898,297	(1,074,548)	823,749

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 5– Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Guggenheim Strategy Fund II
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$1,256,250	$1,300,660
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	421,218	426,297
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	1,981,225	1,981,320
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	6,600,000	6,600,000
			$10,258,693	$10,308,277
Guggenheim Strategy Fund III
	Cascade Funding Mortgage Trust
	2018-RM2, 4.00% (WAC) due 10/25/68[1]	11/02/18	$1,256,250	$1,300,660
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	421,218	426,297
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	1,580,978	1,581,053
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	5,250,000	5,250,000
			$8,508,446	$8,558,010
Guggenheim Variable Insurance Strategy Fund III
	Cascade Funding Mortgage Trust
	2019-RM3, 2.80% (WAC) due 06/25/69[1]	06/25/19	$421,218	$426,297
	FKRT
	2020-C2A, 3.25% due 12/30/23	12/03/20	740,458	740,493
	Station Place Securitization Trust
	2020-5, 1.15% (1 Month USD LIBOR + 1.00%, Rate Floor: 0.00%) due 05/24/22[1]	05/13/20	2,450,000	2,450,000
			$3,611,676	$3,616,790

1
Variable rate security.  Rate indicated is the rate effective at December 31, 2020. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Note 6 – COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.